Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 United states USD ($)	Dec. 31, 2013 United states CNY	Dec. 31, 2012 United states CNY	Dec. 31, 2011 United states CNY	Dec. 31, 2013 Other areas USD ($)	Dec. 31, 2013 Other areas CNY	Dec. 31, 2012 Other areas CNY	Dec. 31, 2011 Other areas CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 17,307,774	104,776,069	154,433,815	106,376,554	$ 14,120,861	85,483,458	144,311,839	101,105,125	$ 2,169,898	13,135,914	752,373	0	$ 1,017,015	6,156,697	9,369,603	5,271,429